ACCOUNTS RECEIVABLE AND OTHER - Undiscounted Lease Payments (Details) $ in Millions	Dec. 31, 2020 USD ($)
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Finance lease receivable	$ 858
Operating lease receivable	3,138
Total lease receivable	3,996
Less than 1 year
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Finance lease receivable	62
Operating lease receivable	396
Total lease receivable	458
1-2 years
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Finance lease receivable	61
Operating lease receivable	384
Total lease receivable	445
2-3 years
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Finance lease receivable	61
Operating lease receivable	318
Total lease receivable	379
3-4 years
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Finance lease receivable	60
Operating lease receivable	295
Total lease receivable	355
4-5 years
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Finance lease receivable	59
Operating lease receivable	271
Total lease receivable	330
5 plus years
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Finance lease receivable	555
Operating lease receivable	1,474
Total lease receivable	$ 2,029